Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock ($0.0001 par value) to be issued under the Baker Hughes Company 2026 Long-Term Incentive Plan ("2026 LTIP")
Amount Registered | shares	9,500,000
Proposed Maximum Offering Price per Unit	64.66
Maximum Aggregate Offering Price	$ 614,270,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 84,830.69
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of Class A common stock ($0.0001 par value) ("Common Stock") of Baker Hughes Company (the "Registrant") that may become issuable under the Baker Hughes Company 2021 Long-Term Incentive Plan (the "2021 LTIP") and the Amended and Restated Baker Hughes Company Employee Stock Purchase Plan (the "2021 ESPP") in accordance with any adjustment and anti-dilution provisions therein. (2) Pursuant to SEC Securities Act Forms Corporation Finance Interpretation 126.43, the Amount(s) to be Registered do not include approximately 15,261,412 shares issuable under the 2026 LTIP and 4,908,532 shares issuable under the ESPP that were originally registered on the Registration Statement on Form S-8 (File No. 333-256119) for issuance under the 2021 LTIP and the 2021 ESPP, respectively. Such shares will hereafter be issued pursuant to, and governed by the terms of, the 2026 LTIP and the ESPP, as applicable. The filing fee for the registration of the offer of shares of Common Stock under the 2021 LTIP and 2021 ESPP was paid in full upon the filing of the Registration Statement on Form S-8 (File No. 333-256119). (3) The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, the offering price and registration fee are based on a price of $64.66 per share, which price is an average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Stock Market on May 12, 2026. (4) The Amount of the Registration Fee is rounded up to the nearest penny.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock ($0.0001 par value) to be issued under the Second Amended and Restated Baker Hughes Company Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	9,500,000
Proposed Maximum Offering Price per Unit	64.66
Maximum Aggregate Offering Price	$ 614,270,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 84,830.69
Offering Note	See Note 1.